Investments In Affiliated Companies, Partnership And Other Companies (Balance Sheet Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Current assets	$ 261,182	$ 284,545
Non-current assets	112,739	106,563
Total assets	373,921	391,108
Current liabilities	128,842	153,301
Non-current liabilities	36,942	42,674
Shareholders' equity	208,137	195,133
Total liabilities	$ 373,921	$ 391,108